Statements of Cash Flows (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Quarterly Report [Member]
OPERATING ACTIVITIES
Net Income	$ (8,398)	$ (2,209)	$ (11,313)	$ (3,614.49)	$ (22,607.81)
Adjustments to reconcile Net Income to net cash provided by operations:
Share-based compensation			3,904	700	7,004
Accounts Payable			(332)	(2,818.49)	1,342.81
Net cash provided by Operating Activities			(7,741)	(96)	(14,261)
FINANCING ACTIVITIES
Net proceeds from issuing common stock			11,940	0	18,551
Net cash provided by Financing Activities			11,940	0	18,551
Net cash increase for period			4,199	(96)	4,290
Cash at beginning of period			91	97
Cash at end of period	$ 4,290	$ 1	$ 4,290	$ 1	$ 4,290